UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 68.9%
U.S. Government Sponsored Agencies 59.4%
Federal Farm Credit Bank:
0.291% *, 5/13/2016	42,000,000	41,965,490
0.311% *, 3/24/2016	25,000,000	24,988,806
0.316% *, 6/14/2016	7,500,000	7,491,206
0.331% *, 8/11/2016	17,500,000	17,469,200
0.341%, 8/26/2016	16,000,000	15,968,720
0.374% **, 4/8/2016	57,500,000	57,498,934
0.4%, 11/3/2016	5,000,000	4,986,421
0.401% *, 5/27/2016	7,500,000	7,490,333
0.405% **, 9/22/2016	35,000,000	35,000,000
0.406% **, 5/20/2016	25,000,000	25,000,121
0.408% **, 3/3/2016	25,000,000	25,000,000
0.41% **, 5/5/2016	58,000,000	58,000,027
0.444% **, 7/8/2016	35,000,000	35,006,918
1.0% **, 1/27/2017	35,000,000	35,000,000
Federal Home Loan Bank:
0.17% *, 2/22/2016	20,000,000	19,998,017
0.18% *, 2/16/2016	42,000,000	41,996,850
0.21% *, 2/19/2016	1,000,000	999,895
0.21% *, 4/12/2016	22,500,000	22,490,681
0.22% *, 4/5/2016	17,500,000	17,493,156
0.22% *, 2/29/2016	6,000,000	5,998,973
0.24% *, 4/4/2016	40,000,000	39,983,200
144A, 0.24%, 5/18/2016	38,000,000	37,996,216
0.244% **, 2/3/2017	5,000,000	4,995,868
0.245% *, 4/22/2016	28,000,000	27,984,565
0.25% *, 2/19/2016	25,000,000	24,996,875
0.25% *, 3/24/2016	25,000,000	24,990,972
0.251% *, 3/7/2016	25,000,000	24,993,924
0.265% *, 2/9/2016	17,500,000	17,498,970
0.301% *, 2/12/2016	40,000,000	39,996,333
0.301% *, 3/8/2016	12,000,000	11,996,400
0.301% *, 3/11/2016	12,500,000	12,495,938
0.301% *, 5/25/2016	15,000,000	14,985,750
0.301% *, 7/15/2016	25,000,000	24,965,625
0.305% *, 2/29/2016	17,000,000	16,995,967
0.311% *, 6/28/2016	12,000,000	11,984,707
0.335% *, 2/10/2016	24,000,000	23,997,990
0.341% *, 4/18/2016	40,000,000	39,970,911
0.341% *, 6/2/2016	30,000,000	29,965,433
0.351% *, 7/1/2016	18,000,000	17,973,575
0.365%, 2/1/2016	35,000,000	35,000,000
0.37% **, 7/22/2016	38,000,000	38,000,000
0.371% *, 5/16/2016	18,000,000	17,980,575
0.375%, 2/19/2016	12,500,000	12,500,579
0.376% **, 8/17/2016	65,000,000	65,000,000
0.38% *, 3/22/2016	25,000,000	24,986,806
0.381% *, 6/22/2016	20,000,000	19,970,022
0.391% *, 5/31/2016	15,000,000	14,980,500
0.401% *, 5/16/2016	37,500,000	37,456,250
0.401% **, 8/26/2016	12,500,000	12,500,000
0.417% **, 10/7/2016	35,000,000	35,000,000
0.42% *, 2/19/2016	27,000,000	26,994,330
0.422% *, 7/1/2016	22,500,000	22,460,363
0.428% **, 6/3/2016	35,000,000	35,000,000
0.441% *, 3/29/2016	38,000,000	37,973,526
0.445% *, 2/26/2016	20,000,000	19,993,819
0.451% *, 6/13/2016	38,000,000	37,936,825
0.471% *, 6/7/2016	18,000,000	17,970,155
0.476% *, 3/9/2016	15,000,000	14,992,677
0.501% *, 6/13/2016	18,000,000	17,966,750
0.51%, 9/9/2016	7,700,000	7,696,283
0.541% **, 10/12/2016	65,000,000	64,997,323
0.552% *, 8/22/2016	25,000,000	24,922,465
0.602% *, 7/5/2016	38,000,000	37,901,834
Federal Home Loan Mortgage Corp.:
0.2% *, 2/23/2016	22,000,000	21,997,311
0.235%, 4/15/2016	38,500,000	38,481,403
0.396% *, 5/10/2016	40,000,000	39,956,550
0.414% **, 12/12/2016	33,000,000	32,977,042
0.441% *, 6/2/2016	22,500,000	22,466,450
0.441% *, 6/6/2016	17,500,000	17,473,050
0.441% *, 6/22/2016	22,000,000	21,961,818
0.46% *, 7/22/2016	12,500,000	12,472,528
0.511% *, 4/27/2016	75,000,000	74,908,625
0.555% **, 7/21/2017	25,000,000	24,996,223
5.5%, 7/18/2016	35,000,000	35,813,400
Federal National Mortgage Association:
0.255% *, 2/2/2016	10,000,000	9,999,929
0.446% **, 7/20/2017	15,000,000	14,998,886
0.514% **, 10/21/2016	32,000,000	31,998,751
		2,029,296,015
U.S. Treasury Obligations 9.5%
U.S. Treasury Bills:
0.295% *, 2/25/2016	135,000,000	134,973,450
0.436% *, 7/28/2016	12,000,000	11,974,190
U.S. Treasury Floating Rate Notes:
0.35% **, 1/31/2016	21,400,000	21,400,000
0.375% **, 7/31/2016	30,000,000	30,000,000
0.379% **, 4/30/2017	35,000,000	34,955,552
0.577% **, 1/31/2018	30,000,000	30,013,335
U.S. Treasury Notes:
0.25%, 5/15/2016	20,000,000	20,003,066
2.0%, 4/30/2016	40,000,000	40,164,989
		323,484,582
Total Government & Agency Obligations (Cost $2,352,780,597)		2,352,780,597
Repurchase Agreements 32.9%
BNP Paribas, 0.35%, dated 1/29/2016, to be repurchased at $240,007,000 on 2/1/2016 (a)	240,000,000	240,000,000
BNP Paribas, 0.37%, dated 1/29/2016, to be repurchased at $100,003,083 on 2/1/2016 (b)	100,000,000	100,000,000
Citigroup Global Markets, Inc., 0.32%, dated 1/29/2016, to be repurchased at $90,002,400 on 2/1/2016 (c)	90,000,000	90,000,000
HSBC Securities, Inc., 0.35%, dated 1/29/2016, to be repurchased at $100,002,917 on 2/1/2016 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.36%, dated 1/29/2016, to be repurchased at $100,003,000 on 2/1/2016 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.32%, dated 1/29/2016, to be repurchased at $120,003,200 on 2/1/2016 (f)	120,000,000	120,000,000
Wells Fargo Bank, 0.34%, dated 1/29/2016, to be repurchased at $125,003,542 on 2/1/2016 (g)	125,000,000	125,000,000
Wells Fargo Bank, 0.36%, dated 1/29/2016, to be repurchased at $250,007,500 on 2/1/2016 (h)	250,000,000	250,000,000
Total Repurchase Agreements (Cost $1,125,000,000)		1,125,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,477,780,597) †	101.8	3,477,780,597
Other Assets and Liabilities, Net	(1.8)	(61,217,284)
Net Assets	100.0	3,416,563,313

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
†	The cost for federal income tax purposes was $3,477,780,597. At January 31, 2016, net unrealized appreciation for all securities based on tax cost was $0. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,600,000	U.S. Treasury Bonds	4.375-6.875	8/15/2025-5/15/2041	45,990,805
11,759,692	U.S. Treasury Inflation Indexed Bonds	0.125-2.375	4/15/2016-1/15/2026	8,741,529
169,094,900	U.S. Treasury Notes	0.5-2.0	4/30/2017-5/31/2022	169,937,717
14,992,205	U.S. Treasury STRIPS	Zero Coupon	5/15/2016-5/15/2033	20,129,949
Total Collateral Value				244,800,000

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,080,151	Federal Home Loan Mortgage Corp.	3.5-6.5	4/1/2030-11/1/2043	19,125,266
79,098,560	Federal National Mortgage Association	2.0-5.5	1/1/2024-1/1/2046	82,874,734
Total Collateral Value				102,000,000

(c)	Collateralized by $91,800,000 U.S. Treasury Notes, with the various coupon rates from 0.875%-1.0%, with various maturity dates on 5/31/2018-10/15/2018 with a value of $91,800,037.
(d)	Collateralized by $95,672,979 Government National Mortgage Association, with the various coupon rates from 3.5%-5.0%, with various maturity dates on 6/20/2040-1/20/2046 with a value of $102,002,739.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
248,263,671	Federal Home Loan Mortgage Corp. – Interest Only	2.5-6.0	1/15/2024-8/15/2044	61,130,400
52,809,162	Federal National Mortgage Association	2.75	6/25/2044	3,089,614
488,326,913	Federal National Mortgage Association – Interest Only	3.0-5.5	2/25/2022-7/25/2045	37,780,341
Total Collateral Value				102,000,355

(f)	Collateralized by $111,000,000 U.S. Treasury Note, 3.625%, maturing on 8/15/2019 with a value of $122,400,013.
(g)	Collateralized by $128,000,000 U.S. Treasury Bill, Zero Coupon, maturing on 2/4/2016 with a value of $127,500,072.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
180,349,639	Federal Home Loan Mortgage Corp.	3.0-3.5	12/1/2030-11/1/2045	188,418,852
63,470,885	Federal National Mortgage Association	3.0-4.0	10/1/2030-11/1/2045	66,581,149
Total Collateral Value				255,000,001

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (i)	$—	$2,352,780,597	$—	$2,352,780,597
Repurchase Agreements	—	1,125,000,000	—	1,125,000,000
Total	$—	$3,477,780,597	$—	$3,477,780,597

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016